United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/09

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Touchstone Investment Managers, LLC
Address:  920 SW Sixth Ave. Suite 261
	  Portland, OR  97204

Form 13F File Number:  28-10643

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Wayne Smith
Title: 	Chief Operating Officer
Phone:	(503) 552-6724

Signature, Place, and Date of Signing:

	Wayne S. Smith		               Portland, Oregon  		 February 10, 2010
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  		   0
Form 13 Information Table Entry Total:             13
Form 13 Information Table Value Total:             106,383  (Thousands)

List of Other Included Managers:
NONE




FORM 13F INFORMATION TABLE

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
COLUMN 1	     	     COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5	COLUMN 6  	COLUMN 7	   	COLUMN 8

                      	     TITLE OF		        VALUE		SHRS OR		SH/ PUT 	INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER		     CLASS      CUSIP      	(X$1000)     	PRN AMT		PRN CALL   	DISCRETION  MANAGERS  SOLE   SHARED  NONE

BROOKFIELD HOMES CORP CMN	COM	112723101	800 		100,000 	SH		SOLE			100000
DINEEQUITY, INC. CMN		COM	254423106	3,644 		150,000 	SH		SOLE			150000
GOLDCORP INC CMN		COM	380956409	19,670 		500,000 	SH		SOLE			500000
HOVNANIAN K ENTERPRISES		COM	442487203	1,920 		500,000 	SH		SOLE			500000
ETF TRUST GOLD MINERS INDEX	ETF	57060U100	15,942 		345,000 	SH		SOLE			345000
NEWMONT MINING CORPORATION CMN	COM	651639106	19,161 		405,000 	SH		SOLE			405000
POOL CORP CMN			COM	73278L105	4,770 		250,000 	SH		SOLE			250000
POTASH CORP. OF SASKATCHEWAN	COM	73755L107	6,510 		60,000 		SH		SOLE			60000
THE MOSAIC COMPANY CMN		COM	61945A107	7,168 		120,000 	SH		SOLE			120000
UNITED STATES OIL FUND LP ETF	ETF	91232N108	11,784 		300,000 	SH		SOLE			300000
VAIL RESORTS, INC. CMN		COM	91879Q109	3,780 		100,000 	SH		SOLE			100000
WORLD ACCEP CORP DEL CMN	COM	981419104	8,958 		250,000 	SH		SOLE			250000
YAMANA GOLD INC CMN		COM	98462Y100	2,276 		200,000 	SH		SOLE			200000





